Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 719		$ (8,314,410)	$ (8,313,691)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption				(2,918,429)	(2,918,429)
Net income				2,041,984	2,041,984
Balance at Dec. 31, 2022		$ 719		(9,190,855)	(9,190,136)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Increase in redemption value of Class A common stock subject to possible redemption			(3,819,725)	(5,147,733)	(8,967,458)
Excise tax payable attributable to redemption of common stock				(1,881,321)	(1,881,321)
Waived deferred underwriting discount			3,819,725		3,819,725
Net income				1,242,993	1,242,993
Balance at Dec. 31, 2023		$ 719		$ (14,976,916)	$ (14,976,197)
Balance (in Shares) at Dec. 31, 2023		7,187,500